CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS - OPERATING ACTIVITIES
Net profit for the period	$ 207,222	$ 519,530	$ 266,471
Income and expense items not involving cash flows:
Depreciation and amortization	266,279	258,021	292,638
Effect of exchange rate differences and fair value adjustment	133	(1,632)	10,362
Other expense (income), net	24,721	(7,047)	6,934
Changes in assets and liabilities:
Trade accounts receivable	(60,169)	(3,160)	(15,232)
Other current assets	(33,992)	(9,541)	20,427
Inventories	4,778	8,682	(77,891)
Trade accounts payable	35,784	(8,254)	(20,893)
Deferred revenue and customers' advances	(14,783)	(35,676)	(30,069)
Employee related liabilities and other current liabilities	22,021	(70,163)	61,033
Long-term employee related liabilities	(1,312)	(1,210)	2,956
Deferred tax, net and other long-term liabilities	(2,000)	27,011	13,084
Net cash provided by operating activities	448,682	676,561	529,820
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(436,153)	(444,502)	(366,403)
Proceeds related to sale and disposal of property and equipment	4,500	12,318	152,866
Proceeds from investment realization	62	12,458	2,574
Investments in other assets	(530)	(605)	(1,037)
Deposits and marketable securities, net	31,882	(300,516)	(117,448)
Net cash used in investing activities	(400,239)	(720,847)	(329,448)
CASH FLOWS - FINANCING ACTIVITIES
Exercise of options, net	0	0	44
Proceeds from loans	81,812	24,180	0
Loans repayment	(76,144)	0	0
Principal payments on account of capital lease obligation	(38,123)	(38,033)	(38,536)
Debentures repayment	0	(18,493)	(39,843)
Proceeds from an investment in subsidiary	0	1,932	11,685
Net cash used in financing activities	(32,455)	(30,414)	(66,650)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(4,758)	(5,395)	(3,893)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	11,230	(80,095)	129,829
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	260,664	340,759	210,930
CASH AND CASH EQUIVALENTS - END OF PERIOD	271,894	260,664	340,759
NON-CASH ACTIVITIES:
Investments in property and equipment	50,440	164,667	169,376
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest	53,613	30,475	12,358
Cash paid during the period for interest	4,255	4,519	4,458
Cash paid for income tax, net during the period	$ 23,488	$ 12,379	$ 12,802